CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
License	$ 100,113	$ 61,320	$ 38,907
Maintenance and professional services	60,699	41,679	27,250
Revenues	160,812	102,999	66,157
Cost of revenues:
License	5,088	2,654	1,216
Maintenance and professional services	17,572	12,053	7,860
Cost of revenues	22,660	14,707	9,076
Gross profit	138,152	88,292	57,081
Operating expenses:
Research and development	21,734	14,400	10,404
Sales and marketing	66,206	44,943	32,840
General and administrative	16,990	8,495	4,758
Total operating expenses	104,930	67,838	48,002
Operating income	33,222	20,454	9,079
Financial expenses, net	(1,479)	(5,988)	(1,124)
Income before taxes on income	31,743	14,466	7,955
Taxes on income	(5,949)	(4,512)	(1,320)
Net income	$ 25,794	$ 9,954	$ 6,635
Basic net income per ordinary share	$ 0.80	$ 0.46	$ 0.25
Diluted net income per ordinary share	$ 0.73	$ 0.34	$ 0.14
Other comprehensive income (loss)
Unrealized gain (loss) on foreign currency cash flow hedges	$ 240	$ (488)	$ 155
Other comprehensive income (loss) for the period	240	(488)	155
Total comprehensive income	$ 26,034	$ 9,466	$ 6,790